Employees' Retirement Benefits (Schedule Of Amounts Recognized In Consolidated Balance Sheets) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2016	Mar. 31, 2015
Defined Benefit Plan Disclosure [Line Items]
Liability for employees' retirement benefits	¥ (1,688,611)	¥ (1,387,962)
Other assets	1,486,840	1,448,296
Pension Plans, Defined Benefit
Defined Benefit Plan Disclosure [Line Items]
Liability for employees' retirement benefits	(925,239)	(869,635)
Other assets	84,774	112,402
Accumulated other comprehensive loss (income)	235,895	162,053
Net amount recognized	(604,570)	(595,180)
NTT CDBP
Defined Benefit Plan Disclosure [Line Items]
Liability for employees' retirement benefits	(763,372)	(518,327)
Accumulated other comprehensive loss (income)	269,435	28,015
Net amount recognized	¥ (493,937)	¥ (490,312)